[LETTERHEAD]
May 27, 2011
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention: Office of Filings, Information & Consumer Services

RE:	RidgeWorth Funds (the “Registrant”) File Nos. 033-45671; 811-06557 Post-Effective Amendment No. 83
Ladies and Gentlemen:
     We hereby submit for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 83 under the 1933 Act and Amendment No. 85 under the Investment Company Act of 1940, as amended, to the Registrant’s registration statement on Form N-1A (the “Amendment”).
     The primary purposes of the Amendment are to reflect a change in the principal investment strategies of the RidgeWorth Large Cap Core Growth Stock Fund (formerly the Large Cap Core Equity Fund) (the “Fund”) and a change in the Fund’s investment subadviser. The Amendment also makes certain clarifying changes and non-material revisions to the prospectus and statement of additional information. Pursuant to Rule 485(a)(1), it is intended that the Amendment becomes effective on July 29, 2011.
     If you should have any questions relating to the Amendment, please contact me at 617-662-3969.
Sincerely,
/s/ Francine S. Hayes
Francine S. Hayes, Esq.
Vice President and Managing Counsel

cc:	Ms. Julia Short Magda El Guindi-Rosenbaum, Esq.